20 Financial instruments (Details 10) - US$ $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 2,552,407
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	179,982
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	208,901
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	183,300
2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	230,967
2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	251,869
2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	227,716
2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	192,592
2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	89,963
2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	71,898
2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	15,219
2030 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2031 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2032 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2033 [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 225,000